Investment Strategy - Strategy Shares Gold Enhanced Yield ETF	May 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective through its exposure to:

●	corporate bonds, U.S. treasury securities and corporate bond exchange traded funds (“ETFs”) (the “Bond Component”);

●	gold futures contracts (the “Gold Component”); and

●	commodity futures contracts and put options on commodity futures contracts that provide long and short economic exposure to energy and precious metals (including gold) commodities (the “Commodity Basket Component”).

The Fund seeks to gain exposure to gold and other commodity futures contracts, and put options on gold and other commodity futures contracts, by investing directly or indirectly through total return swaps. Such investments will be made indirectly through the Fund’s Subsidiary (as described below). The Subsidiary will also hold cash and cash equivalents, such as U.S. Treasury securities, as collateral for the Fund’s futures, put options, and total return swap investments.

Bond Component

The Bond Component of the Fund’s portfolio seeks returns to generate income by investing in U.S. dollar-denominated, domestic and foreign corporate bonds, U.S. Treasury securities, and/or corporate bond ETFs. Corporate bonds that the Bond Component may hold include “Rule 144A” securities, which are subject to resale restrictions. The corporate bonds selected for investment by the Fund have remaining time to maturity of at least 18 months, and are rated no lower than investment grade (at least BBB- / Baa3) by S&P Global Ratings, or the equivalent by another nationally recognized statistical rating organization at the time of investment. The Fund will sell any bonds in its portfolio that have been downgraded to below investment grade. The Fund may invest in U.S. Treasury securities without restriction as to time to maturity. The Advisor uses quantitative and qualitative screening processes to select bonds for investment by the Fund.

The Advisor’s quantitative screen focuses on credit metrics, including total leverage ratio (total debt/earnings before interest, taxes, depreciation and amortization (“EBITDA”)), EBITDA interest coverage ratio (EBITDA/interest expense), and cash ratio (cash and equivalents/current liabilities). The Advisor’s qualitative review involves an analysis of company fundamentals, including business model, competitive advantages, cyclicality of the underlying industry, and addressable market opportunity. The Advisor generally sells bonds if it believes the bonds no longer offer favorable risk-adjusted return potential.

The corporate bond ETFs that the Fund may invest in are designed to provide broad exposure to U.S. dollar-denominated investment grade corporate bonds issued by domestic and foreign corporate issuers. The ETFs selected for investment by the Fund have an average duration of at least 18 months, and have investment mandates that focus on U.S. dollar-denominated investment grade corporate bonds that are rated no lower than investment grade (at least BBB- / Baa3) by S&P Global Ratings, or the equivalent by another nationally recognized statistical ratings organization.

Gold Component

The Gold Component seeks capital appreciation. The Component seeks to track the performance of the near month gold futures contracts listed on the Chicago Mercantile Exchange. A near month gold futures contract is the futures contract that is closest to expiration. As the futures contracts approach their expiration dates, they are replaced by distant month gold futures contracts that are similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund achieves exposure to the near month gold futures by investing directly in gold futures contracts or indirectly through investment in over-the-counter total return swaps. The process of rolling futures contracts may subject the Fund to additional costs based on the difference in price of expiring and next-month futures contracts. To the extent that the Fund obtains exposure to gold futures contracts through a total return swap, it does not roll futures contracts or incur roll costs directly. The return of the underlying gold futures contracts delivered through the swap reflects these price differences, which may affect the Fund’s performance.

Commodity Basket Component

The Commodity Basket Component seeks the returns generated from the purchase and sale of futures contracts and the sale of put options on energy and precious metals (including gold) commodity futures contracts by investing directly in such commodity futures contracts or indirectly through total return swaps to gain exposure to such positions. While the Commodity Basket Component may invest without restriction in futures and put options on energy and precious metals commodity futures, the Advisor expects that the Commodity Basket Component will predominantly write put options on gold futures contracts. The objectives of the Commodity Basket Component are to: (i) obtain exposure to the futures contracts of the commodities that the Advisor believes are undervalued, and to sell-short, or obtain exposure to, the futures contracts of the commodities that the Advisor believes are overvalued; and (ii) generate additional returns by collecting option premiums through the sale of put options on commodity futures contracts. The put writing strategy performs well when commodity futures contract prices remain stable or increase, but incurs losses when commodity futures contract prices decline below the put option strike price.

It is expected that the Fund will have approximately 100% market value exposure to the Bond Component, 100% notional exposure to the Gold Component and between 10% and 100% notional exposure to the Commodity Basket Component. For example, if the Fund has $100 in assets, then the Fund expects to achieve $100 of market value exposure to the Bond Component (akin to having $100 gross and net exposure to fixed income securities), $100 of notional exposure to the Gold Component (akin to having $100 gross and net exposure to gold), and $10 to $100 of notional exposure to the Commodity Basket Component (akin to having up to $100 of gross and net exposure to a Fund which invests in a commodities strategy). Futures contracts and over-the-counter total return swaps do not require up-front payments equal to the notional exposure represented by such instruments, which enables the Fund to obtain approximately 100% notional exposure to the Gold Component and up to 100% notional exposure to the Commodity Basket Component. The amount of exposure to the Commodity Basket Component is determined at the Adviser’s discretion based on conditions in the energy and precious metals markets. Because the Fund will achieve such notional exposure to each of the Gold Component and the Commodity Basket Component through leverage, the Fund could sustain significant losses.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary – The Advisor executes a portion of the Fund’s strategy by investing up to 25% of the Fund’s total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in futures contracts, put options on futures contracts, and over-the-counter total return swaps. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Subsidiary is SSGBI Fund Limited, a Cayman Islands company. The Subsidiary is advised by the Advisor.

Distribution Policy – In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a specific target rate to be determined at the discretion of management. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies –Distribution Policy and Goals” section in the Fund’s Prospectus.